Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of composition of the derivative financial instruments portfolio

	12/31/2024
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	55,428	59.9%	4,511	1,276	1,653	2,610	8,237	37,141
Option agreements	21,170	22.9%	6,209	2,371	1,892	8,767	1,454	477
Forwards	1,739	1.9%	1,568	62	87	5	-	17
Credit derivatives	633	0.7%	2	1	25	26	19	560
NDF - Non Deliverable Forward	12,207	13.2%	2,227	2,565	2,254	2,478	1,614	1,069
Other Derivative Financial Instruments	1,262	1.4%	715	130	5	2	6	404
Total	92,439	100.0%	15,232	6,405	5,916	13,888	11,330	39,668
% per maturity date			16.5%	6.9%	6.4%	15.0%	12.3%	42.9%

	12/31/2024
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(51,394)	60.2%	(3,187)	(1,889)	(2,403)	(3,665)	(10,065)	(30,185)
Option agreements	(20,588)	24.1%	(3,902)	(2,424)	(2,177)	(10,224)	(1,065)	(796)
Forwards	(1,450)	1.7%	(1,435)	-	-	(2)	-	(13)
Credit derivatives	(795)	0.9%	-	-	(153)	(58)	(6)	(578)
NDF - Non Deliverable Forward	(10,761)	12.6%	(2,048)	(2,884)	(2,235)	(1,676)	(1,415)	(503)
Other Derivative Financial Instruments	(425)	0.5%	(203)	(9)	(5)	(1)	(15)	(192)
Total	(85,413)	100.0%	(10,775)	(7,206)	(6,973)	(15,626)	(12,566)	(32,267)
% per maturity date			12.6%	8.4%	8.2%	18.3%	14.7%	37.8%

	12/31/2023
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Assets
Swaps – adjustment receivable	37,957	68.7%	4,310	1,063	1,177	2,915	7,921	20,571
Option agreements	7,718	14.0%	1,374	3,095	675	1,638	710	226
Forwards	3,274	5.9%	3,129	85	32	9	-	19
Credit derivatives	282	0.5%	2	-	5	11	73	191
NDF - Non Deliverable Forward	5,378	9.7%	1,048	1,191	1,025	1,032	789	293
Other Derivative Financial Instruments	642	1.2%	464	2	7	8	7	154
Total	55,251	100.0%	10,327	5,436	2,921	5,613	9,500	21,454
% per maturity date			18.7%	9.8%	5.3%	10.2%	17.2%	38.8%

	12/31/2023
	Fair value	%	0-30	31-90	91-180	181-365	366-720	Over 720 days
Liabilities
Swaps – adjustment payable	(35,741)	63.8%	(3,231)	(745)	(1,245)	(2,074)	(6,476)	(21,970)
Option agreements	(8,972)	20.4%	(903)	(775)	(1,542)	(4,693)	(595)	(464)
Forwards	(2,982)	5.3%	(2,965)	-	-	-	(1)	(16)
Credit derivatives	(149)	0.5%	-	-	(1)	(2)	(32)	(114)
NDF - Non Deliverable Forward	(4,478)	9.6%	(887)	(812)	(1,037)	(1,027)	(443)	(272)
Other Derivative Financial Instruments	(153)	0.4%	(2)	(4)	(4)	(2)	(6)	(135)
Total	(52,475)	100.0%	(7,988)	(2,336)	(3,829)	(7,798)	(7,553)	(22,971)
% per maturity date			15.2%	4.5%	7.3%	14.9%	14.4%	43.7%

Schedule of composition of derivatives by index

	Off-balance sheet / notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders' equity)	Fair value
	12/31/2024
Future contracts	868,983	-	-	-
Purchase commitments	322,323	-	-	-
Shares	11,490	-	-	-
Commodities	1,266	-	-	-
Interest	275,950	-	-	-
Foreign currency	33,617	-	-	-
Commitments to sell	546,660	-	-	-
Shares	14,438	-	-	-
Commodities	6,878	-	-	-
Interest	490,906	-	-	-
Foreign currency	34,438	-	-	-
Swap contracts		(7,451)	11,485	4,034
Asset position	2,844,414	24,685	30,743	55,428
Shares	24,730	128	(45)	83
Commodities	147	1	4	5
Interest	2,613,244	15,244	27,868	43,112
Foreign currency	206,293	9,312	2,916	12,228
Liability position	2,844,414	(32,136)	(19,258)	(51,394)
Shares	30,542	(1,484)	985	(499)
Commodities	757	-	(4)	(4)
Interest	2,586,466	(18,387)	(18,067)	(36,454)
Foreign currency	226,649	(12,265)	(2,172)	(14,437)
Option contracts	2,325,428	871	(289)	582
Purchase commitments – long position	415,232	15,680	2,908	18,588
Shares	57,471	13,309	21	13,330
Commodities	4,761	252	114	366
Interest	302,455	725	1,705	2,430
Foreign currency	50,545	1,394	1,068	2,462
Commitments to sell – long position	745,131	3,651	(1,069)	2,582
Shares	66,670	1,351	35	1,386
Commodities	1,762	59	(4)	55
Interest	623,204	162	(153)	9
Foreign currency	53,495	2,079	(947)	1,132
Purchase commitments – short position	423,455	(15,629)	(3,077)	(18,706)
Shares	53,380	(11,592)	262	(11,330)
Commodities	4,822	(153)	(85)	(238)
Interest	304,499	(2,191)	(1,708)	(3,899)
Foreign currency	60,754	(1,693)	(1,546)	(3,239)
Commitments to sell – short position	741,610	(2,831)	949	(1,882)
Shares	66,041	(1,130)	(256)	(1,386)
Commodities	2,720	(124)	-	(124)
Interest	623,629	(159)	134	(25)
Foreign currency	49,220	(1,418)	1,071	(347)
Forward operations	5,273	287	2	289
Purchases receivable	328	373	(1)	372
Shares	37	37	(1)	36
Interest	291	336	-	336
Purchases payable obligations	-	(305)	-	(305)
Commodities	-	(15)	-	(15)
Interest	-	(290)	-	(290)
Sales receivable	2,110	1,366	1	1,367
Shares	286	281	1	282
Commodities	18	18	-	18
Interest	-	1,066	-	1,066
Foreign currency	1,806	1	-	1
Sales deliverable obligations	2,835	(1,147)	2	(1,145)
Interest	1,066	(1,146)	4	(1,142)
Foreign currency	1,769	(1)	(2)	(3)
Credit derivatives	100,812	(210)	48	(162)
Asset position	72,064	584	49	633
Shares	4,976	94	80	174
Commodities	26	-	-	-
Interest	67,062	490	(31)	459
Liability position	28,748	(794)	(1)	(795)
Shares	2,963	(41)	(78)	(119)
Interest	25,785	(753)	77	(676)
NDF - Non Deliverable Forward	632,408	1,166	280	1,446
Asset position	316,826	11,541	666	12,207
Commodities	2,689	284	(32)	252
Foreign currency	314,137	11,257	698	11,955
Liability position	315,582	(10,375)	(386)	(10,761)
Commodities	3,854	(310)	5	(305)
Foreign currency	311,728	(10,065)	(391)	(10,456)
Other derivative financial instruments	18,128	125	712	837
Asset position	15,649	200	1,062	1,262
Shares	1,137	(1)	25	24
Commodities	143	-	6	6
Interest	6,696	201	188	389
Foreign currency	7,673	-	843	843
Liability position	2,479	(75)	(350)	(425)
Shares	1,970	(5)	(20)	(25)
Commodities	184	-	(6)	(6)
Interest	275	(36)	(86)	(122)
Foreign currency	50	(34)	(238)	(272)

	Asset	58,080	34,359	92,439
	Liability	(63,292)	(22,121)	(85,413)
	Total	(5,212)	12,238	7,026

Schedule of derivative contracts maturity

Off-balance sheet / notional amount	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2024
Future contracts	205,732	342,884	113,961	206,406	868,983
Swap contracts	442,179	391,153	329,901	1,681,181	2,844,414
Option contracts	845,197	289,010	1,139,192	52,029	2,325,428
Forwards (onshore)	1,535	758	2,963	17	5,273
Credit derivatives	7,044	21,839	17,740	54,189	100,812
NDF - Non Deliverable Forward	159,559	235,623	113,305	123,921	632,408
Other derivative financial instruments	5,245	3,139	782	8,962	18,128

Schedule of composition of derivatives by index

	Off-balance sheet notional amount	Balance sheet account receivable / (received) (payable) / paid	Adjustment to fair value (in income / stockholders' equity)	Fair value
	12/31/2023
Future contracts	844,005	-	-	-
Purchase commitments	267,803	-	-	-
Shares	6,721	-	-	-
Commodities	774	-	-	-
Interest	236,105	-	-	-
Foreign currency	24,203	-	-	-
Commitments to sell	576,202	-	-	-
Shares	6,580	-	-	-
Commodities	4,982	-	-	-
Interest	547,150	-	-	-
Foreign currency	17,490	-	-	-
Swap contracts		230	1,986	2,216
Asset position	2,396,474	19,890	18,067	37,957
Shares	369	7	6	13
Commodities	708	19	1	20
Interest	2,213,528	17,807	15,079	32,886
Foreign currency	181,869	2,057	2,981	5,038
Liability position	2,396,474	(19,660)	(16,081)	(35,741)
Shares	3,416	(612)	405	(207)
Commodities	2,088	(37)	4	(33)
Interest	2,175,623	(17,168)	(13,225)	(30,393)
Foreign currency	215,347	(1,843)	(3,265)	(5,108)
Option contracts	1,648,851	(1,005)	(249)	(1,254)
Purchase commitments – long position	226,918	4,313	688	5,001
Shares	42,955	3,072	1,529	4,601
Commodities	3,130	280	(123)	157
Interest	146,915	241	(103)	138
Foreign currency	33,918	720	(615)	105
Commitments to sell – long position	588,977	3,364	(647)	2,717
Shares	45,623	2,332	(887)	1,445
Commodities	1,409	55	5	60
Interest	521,735	306	74	380
Foreign currency	20,210	671	161	832
Purchase commitments – short position	212,969	(4,679)	(447)	(5,126)
Shares	41,220	(2,905)	(1,048)	(3,953)
Commodities	1,799	(79)	(2)	(81)
Interest	140,310	(1,001)	123	(878)
Foreign currency	29,640	(694)	480	(214)
Commitments to sell – short position	619,987	(4,003)	157	(3,846)
Shares	46,400	(2,776)	653	(2,123)
Commodities	2,947	(122)	(48)	(170)
Interest	545,656	(340)	(51)	(391)
Foreign currency	24,984	(765)	(397)	(1,162)
Forward operations	6,022	290	2	292
Purchases receivable	2,533	2,602	(2)	2,600
Shares	38	38	(2)	36
Interest	2,495	2,564	-	2,564
Purchases payable obligations	-	(2,511)	-	(2,511)
Commodities	-	(16)	-	(16)
Interest	-	(2,495)	-	(2,495)
Sales receivable	2,869	671	3	674
Shares	225	223	-	223
Commodities	16	16	3	19
Interest	1	432	-	432
Foreign currency	2,627	-	-	-
Sales deliverable obligations	620	(472)	1	(471)
Interest	431	(472)	1	(471)
Foreign currency	189	-	-	-
Credit derivatives	53,033	(17)	150	133
Asset position	38,069	(196)	478	282
Shares	4,255	69	75	144
Commodities	15	-	-	-
Interest	33,799	(265)	403	138
Liability position	14,964	179	(328)	(149)
Shares	1,347	(18)	(12)	(30)
Commodities	1	-	-	-
Interest	13,616	197	(316)	(119)
NDF - Non Deliverable Forward	316,620	682	218	900
Asset position	175,223	4,769	609	5,378
Commodities	2,406	269	(45)	224
Foreign currency	172,817	4,500	654	5,154
Liability position	141,397	(4,087)	(391)	(4,478)
Commodities	2,734	(134)	(12)	(146)
Foreign currency	138,663	(3,953)	(379)	(4,332)
Other derivative financial instruments	8,415	180	309	489
Asset position	6,279	188	454	642
Shares	855	-	17	17
Commodities	196	-	4	4
Interest	5,194	188	(33)	155
Foreign currency	34	-	466	466
Liability position	2,136	(8)	(145)	(153)
Shares	1,385	(1)	(14)	(15)
Commodities	209	-	(4)	(4)
Interest	382	(7)	(15)	(22)
Foreign currency	160	-	(112)	(112)
	Asset	35,601	19,650	55,251
	Liability	(35,241)	(17,234)	(52,475)
	Total	360	2,416	2,776

Schedule of derivative contracts maturity

Off-balance sheet – notional amount	0 - 30	31 - 180	181 - 365	Over 365 days	12/31/2023
Future contracts	257,896	282,162	98,490	205,457	844,005
Swap contracts	363,159	529,896	232,080	1,271,339	2,396,474
Option contracts	1,043,317	201,220	371,901	32,413	1,648,851
Forwards	3,291	977	1,738	16	6,022
Credit derivatives	3,919	827	8,228	40,059	53,033
NDF - Non Deliverable Forward	116,815	110,717	51,623	37,465	316,620
Other derivative financial instruments	218	706	873	6,618	8,415

Schedule of derivative financial instruments portfolio by type of instrument

	12/31/2024
	Future contracts	Swap contracts	Option contracts	Forwards	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	868,953	123,051	2,169,517	3,897	49,473	237,917	106
Over-the-counter market	30	2,721,363	155,911	1,376	51,339	394,491	18,022
Financial institutions	-	2,443,581	103,011	1,357	51,339	160,989	6,190
Companies	30	251,138	49,989	19	-	228,292	11,832
Individuals	-	26,644	2,911	-	-	5,210	-
Total	868,983	2,844,414	2,325,428	5,273	100,812	632,408	18,128

	12/31/2023
	Future contracts	Swap contracts	Option contracts	Forwards	Credit derivatives	NDF - Non Deliverable Forward	Other derivative financial instruments
Stock exchange	843,998	1,270,415	1,567,679	3,080	23,672	97,152	-
Over-the-counter market	7	1,126,059	81,172	2,942	29,361	219,468	8,415
Financial institutions	-	972,002	45,513	2,926	29,361	87,784	5,225
Companies	7	137,068	33,826	16	-	129,034	3,190
Individuals	-	16,989	1,833	-	-	2,650	-
Total	844,005	2,396,474	1,648,851	6,022	53,033	316,620	8,415

Schedule of portfolio of credit derivatives

	12/31/2024
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	37,066	6,463	11,940	18,192	471
TRS	36,037	36,037	-	-	-
Total by instrument	73,103	42,500	11,940	18,192	471
By risk rating
Investment grade	10,014	1,222	1,544	7,153	95
Below investment grade	63,089	41,278	10,396	11,039	376
Total by risk	73,103	42,500	11,940	18,192	471
By reference entity
Brazilian government	59,799	40,664	8,678	10,284	173
Governments – abroad	411	78	141	192	-
Private entities	12,893	1,758	3,121	7,716	298
Total by entity	73,103	42,500	11,940	18,192	471

	12/31/2023
	Maximum potential of future payments, gross	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years
By instrument
CDS	20,268	1,141	6,492	12,528	107
TRS	18,738	11,569	7,169	-	-
Total by instrument	39,006	12,710	13,661	12,528	107
By risk rating
Investment grade	3,086	55	1,291	1,706	34
Below investment grade	35,920	12,655	12,370	10,822	73
Total by risk	39,006	12,710	13,661	12,528	107
By reference entity
Brazilian government	33,341	12,168	11,355	9,745	73
Governments – abroad	193	1	69	123	-
Private entities	5,472	541	2,237	2,660	34
Total by entity	39,006	12,710	13,661	12,528	107

Schedule of notional amount of purchased credit derivatives

	12/31/2024
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(37,066)	27,708	(9,358)
TRS	(36,037)	-	(36,037)
Total	(73,103)	27,708	(45,395)

	12/31/2023
	Notional amount of credit protection sold	Notional amount of credit protection purchased with identical underlying amount	Net position
CDS	(20,268)	14,027	(6,241)
TRS	(18,738)	-	(18,738)
Total	(39,006)	14,027	(24,979)

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

	12/31/2024
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	243,219	-	243,219	(11,648)	-	231,571
Derivative financial instruments	92,439	-	92,439	(637)	(367)	91,435

	12/31/2023
	Gross amount of recognized financial assets (1)	Gross amount offset in the Balance Sheet	Net amount of financial assets presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral received
Securities purchased under agreements to resell	238,308	-	238,308	(1,504)	-	236,804
Derivative financial instruments	55,251	-	55,251	(16,409)	(356)	38,486

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements:

	12/31/2024
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	388,787	-	388,787	(309,008)	-	79,779
Derivative financial instruments	85,413	-	85,413	(637)	-	84,776

	12/31/2023
	Gross amount of recognized financial liabilities (1)	Gross amount offset in the Balance Sheet	Net amount of financial liabilities presented in the Balance Sheet	Related amounts not offset in the Balance Sheet (2)		Total
				Financial instruments (3)	Cash collateral pledged
Securities sold under repurchase agreements	362,786	-	362,786	(39,708)	-	323,078
Derivative financial instruments	52,475	-	52,475	(16,409)	-	36,066
1)	Includes amounts of master offset agreements and other such agreements, both enforceable and unenforceable.
2)	Limited to amounts subject to enforceable master offset agreements and other such agreements.
3)	Includes amounts subject to enforceable master offset agreements and other such agreements, and guarantees in financial instruments.